Derivative Instruments and Hedging Activities (Company's Derivative Positions and Their Impact on Financial Position) (Details) (USD $) In Millions	Jul. 02, 2011	Dec. 25, 2010
Derivative Assets	$ 14.8	$ 16.1
Derivative Liabilities	35.5	40.8
Interest Rate Contracts [Member] | Nondesignated [Member] | Non-Trade Amounts Receivable [Member]
Derivative Assets	0
Interest Rate Contracts [Member] | Nondesignated [Member] | Other Liabilities [Member]
Derivative Liabilities	3.6
Interest Rate Contracts [Member] | Nondesignated [Member] | Accrued Liabilities [Member]
Derivative Liabilities	14.3
Interest Rate Contracts [Member] | Nondesignated [Member] | Long Term Other Assets Net [Member]
Derivative Assets	0
Foreign Exchange Contracts [Member] | Designated as Hedging Instrument [Member] | Non-Trade Amounts Receivable [Member]
Derivative Assets	14.8	16.1
Foreign Exchange Contracts [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivative Liabilities	17.6	17.7
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member] | Non-Trade Amounts Receivable [Member]
Derivative Assets		0
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivative Liabilities		$ 23.1